Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated statements of operations for the three and nine months ended December 31, 2014 and the consolidated statement of cash flows for the nine months ended December 31, 2014 includes only the accounts of Terex Energy Corporation for the period through December 22, 2014. The accompanying consolidated balance sheets at December 31, 2015 and March 31, 2015 and the consolidated statements of operations for the three and nine months ended December 31, 2015 and the consolidated statement of cash flows for the nine months ended December 31, 2015 include the accounts of Terex Energy Corporation, T-Rex Oil, Inc. and Western Interior Oil and Gas Corporation. All intercompany balances have been eliminated during consolidation.

Principles of Consolidation

The accompanying balance sheet at March 31, 2014 and the statement of operations and the statement of cash flows for the year ended March 31, 2014 include only the accounts of Terex Energy Corporation. The accompanying consolidated balance sheet at March 31, 2015 include the accounts of Terex Energy Corporation, T-Rex Oil, Inc. and Western Interior Oil and Gas Corporation and the consolidated statement of operations and the consolidated statement of cash flows for the year ended March 31, 2015 include the accounts of Terex Energy Corporation and the accounts of T-Rex Oil, Inc. for the period December 23, 2014 through March 31, 2015. All intercompany balances have been eliminated during consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates include the fair value of assets and liabilities, oil and natural gas reserves, income taxes and the valuation allowances related to deferred tax assets, asset retirement obligations and contingencies.

Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates include the fair value of assets and liabilities, oil and natural gas reserves, income taxes and the valuation allowances related to deferred tax assets, asset retirement obligations and contingencies.

Basis of Accounting, Policy [Policy Text Block]

Change in Accounting Principle

The Company disclosed in its unaudited financial statements for the three and six months ended September 30 2014 as filed in its Form 10Q with the Securities and Exchange Commission on November 19, 2014 that it changed its method of accounting from the successful efforts to the full cost method of accounting for its oil and natural gas operations and, as such pursuant to ASC Topic 250 and ASC Topic 932 further disclosed there was no retroactive restatement of financial statements for the relative periods as there were no oil and natural gas capitalized costs or operations incurred to date by the Company.

However, as disclosed in the Company’s filing of Form 8-K with the SEC on April 1, 2015, the Company acquired 83% of the outstanding common stock of Western Interiors Oil and Gas Corporation on March 28, 2015, effective March 31, 2015, in a stock for stock Exchange Agreement. As such, Western Interior is an oil and gas company that follows the successful efforts method of accounting for its oil and gas operations.

Therefore, management believes it is in the best interest of the Company that, as a result of the acquisition of Western Interior, the Company changes the accounting for its oil and gas operations back to the successful efforts from the full cost method of accounting. As a result of this change in accounting principle, there was no change in the carrying amount of its oil and gas properties on its balance sheet at March 31, 2014 or in its statement of operations for the year ended March 31, 2014.

Change in Accounting Principle

The Company disclosed in its unaudited financial statements for the three and six months ended September 30 2014 as filed in its Form 10Q with the Securities and Exchange Commission on November 19, 2014 that it changed its method of accounting from the successful efforts to the full cost method of accounting for its oil and natural gas operations and, as such pursuant to ASC Topic 250 and ASC Topic 932 further disclosed there was no retroactive restatement of financial statements for the relative periods as there were no oil and natural gas capitalized costs or operations incurred to date by the Company.

However, as disclosed in the Company’s filing of Form 8-K with the SEC on April 1, 2015, the Company acquired 83% of the outstanding common stock of Western Interiors Oil and Gas Corporation on March 28, 2015, effective March 31, 2015, in a stock for stock Exchange Agreement. As such, WIOG is an oil and gas company that follows the successful efforts method of accounting for its oil and gas operations.

Therefore, management believes it is in the best interest of the Company that, as a result of the acquisition of WIOG, the Company changes the accounting for its oil and gas operations back to the successful efforts from the full cost method of accounting. As a result of this change in accounting principle, there was no change in the carrying amount of its oil and gas properties on its balance sheet at March 31, 2014 or in its statement of operations for the year ended March 31, 2014.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. Cash and cash equivalents include demand deposits and money market funds carried at cost which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”), although such deposits are in excess of the insurance coverage. At December 31, 2015, the Company had $109,791 of cash deposits in excess of FDIC insured limits.

Cash and Cash Equivalents

The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. Cash and cash equivalents include demand deposits and money market funds carried at cost which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”), although such deposits are in excess of the insurance coverage. At March 31, 2015, the Company had $100,053 of cash deposits in excess of FDIC insured limits.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

The Company’s producing properties are primarily located in Wyoming and the oil and gas production is sold to various purchasers based on market index prices. The risk of non-payment by these purchasers is considered minimal and the Company does not generally obtain collateral for sales. The Company continually monitors the credit standing of the primary purchasers.

During the three and nine months ended December 31, 2015, one purchaser accounted for 83.9% and 74.9% of total revenues, respectively.

Oil and Gas Properties Policy [Policy Text Block]

Oil and Gas Producing Activities

The Company uses the successful efforts method of accounting for oil and gas activities. Under this method, the costs of productive exploratory wells, all development wells, related asset retirement obligation assets, and productive leases are capitalized and amortized, principally by field, on a units-of-production basis over the life of the remaining proved reserves. Exploration costs, including personnel costs, geological and geophysical expenses, and delay rentals for oil and gas leases are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties. There were capitalized costs of $9,370,226 and $10,003,625 at December 31, 2015 and March 31, 2015, respectively.

Unproved oil and gas properties are assessed annually to determine whether they have been impaired by the drilling of dry holes on or near the related acreage or other circumstances, which may indicate a decline in value. When impairment occurs, a loss is recognized. When leases for unproved properties expire, the costs thereof, net of any related allowance for impairment, is removed from the accounts and charged to expense. During the three and nine months ended December 31, 2015 and 2014, there was no impairment to unproved properties. The sale of a partial interest in an unproved property is accounted for as a recovery of cost when substantial uncertainty exists as to the ultimate recovery of the cost applicable to the interest retained. A gain on the sale is recognized to the extent that the sales price exceeds the carrying amount of the unproved property. A gain or loss is recognized for all other sales of unproved properties. There were capitalized costs of $7,859,844 and $8,087,991 at December 31, 2015 and March 31, 2015, respectively.

Costs associated with development wells that are unevaluated or are waiting on access to transportation or processing facilities are reclassified into developmental wells-in-progress ("WIP"). These costs are not put into a depletable field basis until the wells are fully evaluated or access is gained to transportation and processing facilities. Costs associated with WIP are included in the cash flows from investing as part of investment in oil and gas properties. There were no capitalized developmental costs included in WIP at December 31, 2015 and March 31, 2015, respectively.

Depreciation, depletion and amortization of proved oil and gas properties is calculated using the units-of-production method based on proved reserves and estimated salvage values. Depreciation, depletion and amortization expense on oil and gas properties were recorded in the amount of $279,945 and $0 for the three months ended December 31, 2015 and 2014, respectively and $709,844 and $0 for the nine months ended December 31, 2015 and 2014, respectively.

The Company reviews its proved oil and natural gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of its carrying value may have occurred. It estimates the undiscounted future net cash flows of its oil and natural gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. There was no impairment to proved properties for the three and nine months ended December 31, 2015 and 2014, respectively.

Oil and Gas Producing Activities

The Company uses the successful efforts method of accounting for oil and gas activities. Under this method, the costs of productive exploratory wells, all development wells, related asset retirement obligation assets, and productive leases are capitalized and amortized, principally by field, on a units-of-production basis over the life of the remaining proved reserves. Exploration costs, including personnel costs, geological and geophysical expenses, and delay rentals for oil and gas leases are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties. There were capitalized costs of $10,003,625 and $0 at March 31, 2015 and 2014, respectively.

Unproved oil and gas properties are assessed annually to determine whether they have been impaired by the drilling of dry holes on or near the related acreage or other circumstances, which may indicate a decline in value. When impairment occurs, a loss is recognized. When leases for unproved properties expire, the costs thereof, net of any related allowance for impairment, is removed from the accounts and charged to expense. During the years ended March 31, 2015 and 2014, there was no impairment to unproved properties. The sale of a partial interest in an unproved property is accounted for as a recovery of cost when substantial uncertainty exists as to the ultimate recovery of the cost applicable to the interest retained. A gain on the sale is recognized to the extent that the sales price exceeds the carrying amount of the unproved property. A gain or loss is recognized for all other sales of unproved properties. There were capitalized costs of $8,010,789 and $19,564 at March 31, 2015 and 2014, respectively.

Costs associated with development wells that are unevaluated or are waiting on access to transportation or processing facilities are reclassified into developmental wells-in-progress ("WIP"). These costs are not put into a depletable field basis until the wells are fully evaluated or access is gained to transportation and processing facilities. Costs associated with WIP are included in the cash flows from investing as part of investment in oil and gas properties. At March 31, 2015 and 2014, no capitalized developmental costs were included in WIP.

Depreciation, depletion and amortization of proved oil and gas properties is calculated using the units-of-production method based on proved reserves and estimated salvage values. For the years ended March 31, 2015 and 2014, the Company recorded no depreciation, depletion and amortization expense on oil and gas properties.

The Company reviews its proved oil and natural gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of its carrying value may have occurred. It estimates the undiscounted future net cash flows of its oil and natural gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. There was no impairment to proved properties for the years ended March 31, 2015 and 2014.

Property, Plant and Equipment, Policy [Policy Text Block]

Other Property and Equipment

Other property and equipment, such as computer hardware and software, are recorded at cost. Costs of renewals and improvements that substantially extend the useful lives of the assets are capitalized. Maintenance and repair costs are expensed when incurred. When other property and equipment is sold or retired, the capitalized costs and related accumulated depreciation are removed from their respective accounts. Depreciation expense of other property and equipment was $9,404 and $2,452 for the three months ended December 31, 2015 and 2014, respectively and $29,197 and $3,719 for the nine months ended December 31, 2015 and 2014, respectively.

Other Property and Equipment

Other property and equipment, such as computer hardware and software, are recorded at cost. Costs of renewals and improvements that substantially extend the useful lives of the assets are capitalized. Maintenance and repair costs are expensed when incurred. When other property and equipment is sold or retired, the capitalized costs and related accumulated depreciation are removed from their respective accounts. Depreciation expense of other property and equipment for the years ended March 31, 2015 and 2014 was $10,143 and $0, respectively.

Asset Retirement Obligations, Policy [Policy Text Block]

Asset Retirement Obligations

The Company records estimated future asset retirement obligations ("ARO") related to its oil and gas properties. The Company records the estimated fair value of a liability for ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. The increased carrying value is depleted using the units-of-production method, and the discounted liability is increased through accretion over the remaining life of the respective oil and gas properties.

The estimated liability is based on historical industry experience in abandoning wells, including estimated economic lives, external estimates as to the cost to abandon the wells in the future, and federal and state regulatory requirements. The Company's liability is discounted using management's best estimate of its credit-adjusted, risk-free rate. Revisions to the liability could occur due to changes in estimated abandonment costs, changes in well economic lives, or if federal or state regulators enact new requirements regarding the abandonment of wells.

A reconciliation of the changes in the Company’s liability is as follows:

	For the Nine Months Ended
	December 31,
	2015	2014
ARO - beginning of period	$459,294	$-
Additions	-	-
Deletions	(15,190)	-
Accretion expense	23,906	-

	468,010	-

Less current portion	173,878	-

ARO - end of period	$294,132	$-

Asset Retirement Obligations

The Company records estimated future asset retirement obligations ("ARO") related to its oil and gas properties. The Company records the estimated fair value of a liability for ARO in the period in which it is incurred with a corresponding increase in the carrying amount of the related long-lived asset. The increased carrying value is depleted using the units-of-production method, and the discounted liability is increased through accretion over the remaining life of the respective oil and gas properties.

The estimated liability is based on historical industry experience in abandoning wells, including estimated economic lives, external estimates as to the cost to abandon the wells in the future, and federal and state regulatory requirements. The Company's liability is discounted using management's best estimate of its credit-adjusted, risk-free rate. Revisions to the liability could occur due to changes in estimated abandonment costs, changes in well economic lives, or if federal or state regulators enact new requirements regarding the abandonment of wells.

A reconciliation of the changes in the Company’s liability is as follows:

	For the Years Ended
	March 31,
	2015	2014
ARO - beginning of year	$-	$-
Additions - acquisition of Western Interior Oil and Gas Corporation	459,294	-

	459,294	-

Less current portion	163,389	-

ARO - end of year	$295,905	$-

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its non-oil and gas long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. During the nine months ended December 31, 2014, an event occurred that resulted in an impairment of other property and equipment (the carrying value of a vehicle was less than its cost) in the amount of $27,368.

Impairment of Long-Lived Assets

In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its non-oil and gas long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes oil revenues when production is sold to a purchaser, delivery occurs and title is transferred. The Company recognizes natural gas revenues when the title and risk pass to the purchaser. The Company records its share of revenues based on its share of proceeds. The Company sells the majority of its products soon after production at various locations, including the wellhead, at which time title and risk of loss pass to the buyer. The Company had no revenue from operations during the three and nine months ended December 31, 2014.

Revenue Recognition The Company had no revenue from operations during the years ended March 31, 2015 and 2014, respectively.

Comprehensive Income, Policy [Policy Text Block]	Other Comprehensive Loss The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss for the period.

Other Comprehensive Loss The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss for the period.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the accounting bases and the tax bases of the Company’s assets and liabilities. The deferred tax assets and liabilities are computed using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.

The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses. Also, the Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. As a result of this analysis, the deferred tax asset in the amount of $2,400,600 has been fully reserved at December 31, 2015.

On August 19, 2014, Terex Energy Corporation acquired 52% of the outstanding common stock of T-Rex Oil Inc. and thus T-Rex had a change of control event under IRC Section 382, which will limit T-Rex’s ability to utilize its deferred tax assets, including net operating loss carryforwards, to offset future taxable income. T-Rex has net operating loss carryforwards of approximately $42,000,000 which will begin to expire in 2024.

On December 22, 2014, T-Rex acquired 100% of the outstanding common stock of Terex and Terex did not have a change of control event under IRC Section 382. Terex has net operating loss carryforwards of approximately $425,000 which will begin to expire in 2034.

The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At December 31, 2015, there were no uncertain tax positions that required accrual.

Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the accounting bases and the tax bases of the Company’s assets and liabilities. The deferred tax assets and liabilities are computed using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.

The Company's deferred income taxes include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At March 31, 2015, there were no uncertain tax positions that required accrual.

Business Combinations Policy [Policy Text Block]

Business Combination

The Company accounts for acquisitions in accordance with guidance found in ASC 805, Business Combinations. The guidance requires consideration given, including contingent consideration, assets acquired and liabilities assumed to be valued at their fair values at the date of acquisition. The guidance further provides that acquisition costs will generally be expenses as incurred and changes in deferred tax asset valuations and income tax uncertainties after the acquisition date generally will affect income tax expense.

ASC 805 requires that any excess of purchase price over the fair value of assets acquired, including identifiable intangibles and liabilities assumed be recognized as goodwill and any excess of fair value of acquired net assets, including identifiable intangible assets over the acquisition consideration results in a gain from bargain purchase. Prior to recording a gain, the acquiring entity must reassess whether ass acquired assets and assumed liabilities have been identified and recognized and perform re-measurements to verify that the consideration paid, assets acquired and liabilities assumed have been properly valued.

Business Combination

The Company accounts for acquisitions in accordance with guidance found in ASC 805, Business Combinations. The guidance requires consideration given, including contingent consideration, assets acquired and liabilities assumed to be valued at their fair values at the date of acquisition. The guidance further provides that acquisition costs will generally be expenses as incurred and changes in deferred tax asset valuations and income tax uncertainties after the acquisition date generally will affect income tax expense.

ASC 805 requires that any excess of purchase price over the fair value of assets acquired, including identifiable intangibles and liabilities assumed be recognized as goodwill and any excess of fair value of acquired net assets, including identifiable intangible assets over the acquisition consideration results in a gain from bargain purchase. Prior to recording a gain, the acquiring entity must reassess whether ass acquired assets and assumed liabilities have been identified and recognized and perform re-measurements to verify that the consideration paid, assets acquired and liabilities assumed have been properly valued.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

In accordance with generally accepted accounting principles, goodwill cannot be amortized, however, it must be tested annually for impairment. This impairment test is calculated at the reporting unit level. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not necessary. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write-down is recorded. Management tests goodwill each year for impairment, or when facts or circumstances indicate impairment has occurred. See Note 3 – Fair Value Measurement.

Earnings Per Share, Policy [Policy Text Block]

Net Loss per Share

Basic net loss per common share of stock is calculated by dividing net loss available to common stockholders by the weighted-average number of common shares outstanding during each period.

Diluted net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding, including the effect of other dilutive securities. The Company’s potentially dilutive securities consist of in-the-money outstanding options and warrants to purchase the Company’s common stock. Diluted net loss per common share does not give effect to dilutive securities as their effect would be anti-dilutive.

The treasury stock method is used to measure the dilutive impact of stock options and warrants. The following table details the weighted-average dilutive and anti-dilutive securities related to stock options and warrants for the periods presented:

	For the Nine Months Ended
	December 31,
	2015	2014
Dilutive	-	-
Anti Dilutive	2,089,367	-

Net Loss per Share

Basic net loss per common share of stock is calculated by dividing net loss available to common stockholders by the weighted-average number of common shares outstanding during each period.

Diluted net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding, including the effect of other dilutive securities. The Company’s potentially dilutive securities consist of in-the-money outstanding options and warrants to purchase the Company’s common stock. Diluted net loss per common share does not give effect to dilutive securities as their effect would be anti-dilutive.

The treasury stock method is used to measure the dilutive impact of stock options and warrants. The following table details the weighted-average dilutive and anti-dilutive securities related to stock options and warrants for the periods presented:

	For the Years Ended
	March 31,
	2015	2014
Dilutive	-	-
Anti Dilutive	1,389,546	-

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Equity Based Payments

The Company recognizes compensation cost for equity based awards based on estimated fair value of the award and records capitalized cost or compensation expense over the requisite service period. See Note 7 – Equity Based Payments.

Beneficial Conversion Feature and Deemed Dividend Related to Series A Shares

Pursuant to ASC 470-20, when the $359,916 of convertible Series A Shares of preferred stock were issued at a discount from the if-converted $431,900 fair value as of the issuance date, the Company recognized this difference between the fair value per share of its common stock and the conversion price, multiplied by the number of shares issuable upon conversion. This Beneficial Conversion Feature of $71,894 will be recorded as additional paid-in-capital for common shares. The offsetting amount will be amortizable over the period from the issue date to the first conversion date or 9 months. Since the 275,000 Series A Shares of preferred stock are convertible during July of 2016, a deemed dividend of $19,996 to the Series A Shares would have been recorded during the three months ended December 31, 2015. Management has determined this amount is immaterial and therefore will recognize this amortization in the first quarter of 2016. Further, as the Company is in an accumulated deficit position, the deemed dividend will be charged against additional paid-in-capital for common shares, there being no retained earnings from which to declare a dividend.

Equity Based Payments

The Company recognizes compensation cost for equity based awards based on estimated fair value of the award and records capitalized cost or compensation expense over the requisite service period. See Note 8 – Equity Based Payments.

Major Customers, Policy [Policy Text Block]	Major Customers The Company has no operations during the years ended March 31, 2015 and 2014 and as a result there are no customers or billings.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Arrangements

As part of its ongoing business, the Company has not participated in transactions that generate relationships with unconsolidated entities or financial partnerships, such as entities often referred to as structured finance or special purpose entities (SPEs), which would have been established for the purpose of facilitating off-balance sheet arrangements or other contractually narrow or limited purposes. From its incorporation on February 11, 2014 through December 31, 2015, the Company has not been involved in any unconsolidated SPE transactions.

Off-Balance Sheet Arrangements

As part of its ongoing business, the Company has not participated in transactions that generate relationships with unconsolidated entities or financial partnerships, such as entities often referred to as structured finance or special purpose entities (SPEs), which would have been established for the purpose of facilitating off-balance sheet arrangements or other contractually narrow or limited purposes. From its incorporation on February 11, 2014 through March 31, 201, the Company has not been involved in any unconsolidated SPE transactions.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. This standard update is to improve financial reporting by reducing the cost and complexity associated with the incremental reporting requirements for development stage entities, and as a result removes all incremental financial reporting requirements. This standard update also eliminates an exception provided to development stage entities in Topic 810, Consolidation, for determining whether an entity is a variable interest entity on the basis of the amount of the investment equity that is at risk. ASU 2014-10 is effective for annual reporting periods beginning after December 15, 2016, and interim reporting periods beginning after December 15, 2017. Entities are allowed to apply the guidance early for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued or made available for issuance. The Company adopted these standards and they did not have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued Update No. 2014-15 - Presentation of Financial Statements – Going Concern that requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the entity’s financial statements are issued, or within one year after the date that the entity’s financial statements are available to be issued, and to provide disclosures when certain criteria are met. This guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact, but does not currently believe it will have a material effect on the Company’s financial statements or disclosures.

In November 2015, the FASB issued ASU No. 2015-17 - Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.  The amendments in ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and in December 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented.  ASU No. 2015-17 is effective for annual periods ending after December 31, 2016 and interim periods thereafter. Early application is permitted.  Management is evaluating the impact of applying this standard to its financial statements.

There were other accounting standards and interpretations issued during the three and nine months ended December 31, 2015, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

Recent Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. This standard update is to improve financial reporting by reducing the cost and complexity associated with the incremental reporting requirements for development stage entities, and as a result removes all incremental financial reporting requirements. This standard update also eliminates an exception provided to development stage entities in Topic 810, Consolidation, for determining whether an entity is a variable interest entity on the basis of the amount of the investment equity that is at risk. ASU 2014-10 is effective for annual reporting periods beginning after December 15, 2016, and interim reporting periods beginning after December 15, 2017. Entities are allowed to apply the guidance early for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued or made available for issuance. The Company adopted these standards and they did not have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued Update No. 2014-15 - Presentation of Financial Statements – Going Concern that requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the entity’s financial statements are issued, or within one year after the date that the entity’s financial statements are available to be issued, and to provide disclosures when certain criteria are met. This guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.  The Company is currently evaluating the provisions of this guidance and assessing its impact, but does not currently believe it will have a material effect on the Company’s financial statements or disclosures.

There were other accounting standards and interpretations issued during the year ended March 31, 2015, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events The Company evaluates events and transactions after the balance sheet date but before the financial statements are issued.

Subsequent Events The Company evaluates events and transactions after the balance sheet date but before the financial statements are issued.